FPA Short Duration Government ETF
SCHEDULE OF INVESTMENTS
As of December 31, 2024 (Unaudited)

Principal Amount		Value
	BONDS & DEBENTURES — 97.7%
	U.S. TREASURY NOTES & BONDS — 97.7%
$1,257,000	U.S. Treasury Note 3.500%, 9/30/2029	$1,209,922
	TOTAL U.S. TREASURY NOTES & BONDS
	(Cost $1,221,996)	1,209,922
	TOTAL BONDS & DEBENTURES
	(Cost $1,221,996)	1,209,922
	TOTAL INVESTMENTS — 97.7%
	(Cost $1,221,996)	1,209,922
	Other Assets in Excess of Liabilities — 2.3%	28,001
	TOTAL NET ASSETS — 100.0%	$1,237,923